Document and Entity Information	Nov. 09, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Document Creation Date	Nov. 09, 2026
Entity Registrant Name	InMed Pharmaceuticals Inc.
Entity Incorporation State Country Code	NV
Entity File Number	001-39685
Entity Tax Identification Number	98-1428279
Entity Address Address Line 1	221 Crescent Street
Entity Address Address Line 2	Building 23
Entity Address Address Line 3	Suite 105
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02453
City Area Code	781
Local Phone Number	887-5080
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	MTRI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001728328
Entity Information Former Legal Or Registered Name	InMed Pharmaceuticals Inc.
Entity Address City Or Town	Waltham
Former Address [Member]
Document Information [Line Items]
Entity Address Address Line 1	Suite 1800 - 510 West Georgia Street
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6B 0M3
Entity Address City Or Town	Vancouver